Subsequent Event	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Event	Subsequent Event
The Company has evaluated subsequent events through December 21, 2023, the date the restated consolidated financial statements were issued.
On January 27, 2023, pursuant to the Intercompany Liquidity Agreements discussed in Note 12 -Transactions with Affiliates, an affiliate borrowed $60 from the Company. The intercompany loan has a maturity date of January 26, 2024, and accrues at an interest rate of 4.50% per annum.
On July 6, 2023, the Company paid a dividend of $575 to its parent, TR Re.